INCOME TAXES - Income Taxes Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Expected provision for federal income taxes					$ (136,000)	$ (207,000)
State income taxes, net of federal benefit					(24,000)	(7,000)
Permanent items					(249,000)	11,000
Research and development credit					(23,000)	(29,000)
Change in valuation allowance					440,000	51,000
Change in tax law allowing NOL carryback claim					(217,000)
Prior year true-ups and other					(1,000)	9,000
Income Tax Expense (Benefit), Total	$ 823	$ 0	$ (19,524)	$ (238,929)	$ (210,000)	$ (172,000)